Subsidiaries (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of subsidiaries [line items]
Equity interest	$ 0	$ 0
The Manufacturers Life Insurance Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 65,338
Manulife Holdings (Alberta) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 22,118
John Hancock Financial Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
The Manufacturers Investment Corporation
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Reassurance Company Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Life Insurance Company (U.S.A.)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Subsidiaries LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Financial Network, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Investment Management LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Investment Management Distributors LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Investment Management (US) LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Investment Management Timberland and Agriculture Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Life Insurance Company of New York
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Variable Trust Advisers LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Life & Health Insurance Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Distributors LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
John Hancock Insurance Agency, Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Reinsurance Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Reinsurance (Bermuda) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Bank of Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 1,882
Manulife Investment Management Holdings (Canada) Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 1,477
Manulife Investment Management Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
First North American Insurance Company
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 8
Manulife Holdings (Bermuda) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 21,658
Manufacturers P&C Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manufacturers Life Reinsurance Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Financial Asia Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife (Cambodia) PLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Myanmar Life Insurance Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife (Vietnam) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Investment Fund Management (Vietnam) Company Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife International Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife (International) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife-Sinochem Life Insurance Co. Ltd. (51%)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	51.00%
Manulife Investment Management International Holdings Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Investment Management (Hong Kong) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Investment Management (Taiwan) Co., Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Life Insurance Company (Japan)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Investment Management (Japan) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Holdings Berhad (62.6%)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.60%
Manulife Insurance Berhad (62.6%)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.60%
Manulife Investment Management (Malaysia) Berhad (62.6%)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	62.60%
Manulife (Singapore) Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Investment Management (Singapore) Pte. Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Fund Management Co., Ltd.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
The Manufacturers Life Insurance Co. (Phils.), Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Chinabank Life Assurance Corporation (60%)
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	60.00%
PT Asuransi Jiwa Manulife Indonesia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PT Manulife Aset Manajemen Indonesia
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Investment Management (Europe) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 456
Manulife Assurance Company of Canada
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 55
EIS Services (Bermuda) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 1,235
Berkshire Insurance Services Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 2,343
JH Investments (Delaware) LLC
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Manulife Wealth Inc.
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 349
Manulife Investment Management (North America) Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Equity interest	$ 5